 Exhibit 99.4

Home Partners of America 2016-1 Trust

Single-Family Rental Pass-Through Certificates

Report To:

Home Partners of America, Inc.

Citigroup Global Markets Inc.

Deutsche Bank Securities Inc.

Morgan Stanley & Co. LLC

7 January 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Home Partners of America, Inc.

180 M Stetson, 3650

Chicago, Illinois 60601

Citigroup Global Markets Inc.

390 Greenwich Street, 5th Floor

New York, New York 10013

Deutsche Bank Securities Inc.

60 Wall Street, 3rd Floor

New York, New York 10005

Morgan Stanley & Co. LLC

1585 Broadway

New York, New York 10036

Re:	Home Partners of America 2016-1 Trust
Single-Family Rental Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist HPA Depositor LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of single-family rental properties (the “Properties”) pledged to secure a loan (the “Loan”) relating to the Home Partners of America 2016-1 Trust securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, Home Partners of America, Inc. (the “Loan Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “HPA 2016 Securitization Data Tape v4.xlsx” (the “Preliminary Data File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information as of 30 November 2015 (the “Property Cut-off Date”) on certain single-family rental properties (the “Preliminary Properties”) that are expected to be representative of the Properties,

ii.	Labeled “HPA 2016 Securitization Final Data Tape.xlsx” (the “Data File,” together with the Preliminary Data File, the “Property Data Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information on the Properties as of the Property Cut-off Date,

iii.	Labeled “HPA 2016 Securitization GRC Values B_Revised_v3.xlsx” (the “BPO Support File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain information on the Properties as of the Property Cut-off Date that was obtained by the Loan Sponsor from third-party vendors,

iv.	Labeled “11_30 Capex GL.xlsx” and “Supplemental_Cap_Ex_Tie 121715.xlsx” (collectively, the “Capex Cost Support”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain capital expenditures information on the Properties as of the Property Cut-off Date and

v.	Labeled “Closing Costs_GL 121715.xls” (the “Closing Cost Support,” together with the Capex Cost Support, the “Additional Source Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain closing costs information on the Properties as of the Property Cut-off Date,

b.	Imaged copies of the:

i.	Settlement statement (the “Settlement Statement”),

ii.	General ledger journal entry (the “G/L Journal Entry”),

iii.	Title policy (the “Title”) and/or

iv.	Lease agreement, lease addendum, lease amendment and/or lease renewal (collectively, the “Lease Agreement,” together with the Settlement Statement, G/L Journal Entry and Title, the “Source Documents”)

relating to the Sample Properties (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which are listed on Exhibit 1 to Attachment A, that the Loan Sponsor, on behalf of the Depositor, instructed us to compare to the corresponding information contained on, or to the corresponding information we recalculated using information contained on, the Source Documents,

d.	The list of relevant characteristics (the “BPO Characteristics”) on the Data File, which are listed on Exhibit 4 to Attachment A, that the Loan Sponsor, on behalf of the Depositor, instructed us to compare to the corresponding information contained on the BPO Support File,

e.	The list of relevant characteristics (the “Additional Sample Characteristics”) on the Data File, which are listed on Exhibit 5 to Attachment A, that the Loan Sponsor, on behalf of the Depositor, instructed us to:

i.	Recalculate using the corresponding information on the Data File or

ii.	Compare to the corresponding information contained on the Additional Source Files and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Property Data Files, BPO Support File, Additional Source Files, Source Documents, Sample Characteristics, BPO Characteristics, Additional Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Property Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the BPO Support File, Additional Source Files, Source Documents or any other information provided to us by the Loan Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. We have not verified, and we make no representation as to, the accuracy, completeness, or reasonableness of any information related to the Loan. Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan, Preliminary Properties or Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Loan,

iii.	Whether the originator of the Loan complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Loan or Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 January 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Loan Sponsor, on behalf of the Depositor, we randomly selected a sample of 561 Preliminary Properties (the “Sample Properties”) from the Preliminary Data File. For the purpose of this procedure, the Loan Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Properties that we were instructed to randomly select from the Preliminary Data File.

2.	For each Sample Property on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Loan Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

3.	For each property on the Preliminary Data File and Data File, we compared the information identifying each single-family rental property (the “Property ID”), as shown on the Preliminary Data File, to the corresponding Property ID on the Data File and noted that:

a.	All of the Properties included on the Data File were included on the Preliminary Data File,

b.	Ten (10) of the Preliminary Properties included on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Properties”) and

c.	Two (2) of the Removed Preliminary Properties were Sample Properties (the “Removed Sample Properties”).

The Removed Sample Properties are Property IDs p35-0086 and p36-0003.

4.	For the 559 Sample Properties included on the Data File, we compared the Sample Characteristics, as shown on the Preliminary Data File, to the corresponding information on the Data File. Except for the information listed on Exhibit 3 to Attachment A, all such compared information was in agreement.

5.	For each Property on the Data File, we compared the BPO Characteristics listed on Exhibit 4 to Attachment A, as shown on the Data File, to the corresponding information on the BPO Support File. All such compared information was in agreement.

Attachment A Page 2 of 2

6.	Using:

a.	Information on the Data File,

b.	Information on the Additional Source Files and

c.	The qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 5 to Attachment A,

we compared, or recalculated and compared, and found to be in agreement with the Additional Sample Characteristics, as shown on the Data File, for each Property.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)		Note

Acquisition month, day and year	Settlement Statement
Purchase price	(a)	Settlement Statement and recalculation,	i.
	(b)	Settlement Statement, G/L Journal Entry and recalculation or
	(c)	Title
Lease start date	Lease Agreement		ii.
Date of lease expiration	Lease Agreement		ii.
Actual contractual rent (annual)	(a)	Lease Agreement or	iii.
	(b)	Lease Agreement and recalculation
Section 8 status	Lease Agreement		iv.

Notes:

i.	For the purpose of comparing the purchase price Sample Characteristic for each Sample Property (except for the Sample Properties with Property ID’s p29-0038 and p21-0128, as shown on the Preliminary Data File), the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the purchase price as the difference between the:
(a)	Sum (as applicable) of the:
(1)	Contract sale price and
(2)	Personal property

and

(b)	Sum (as applicable) of the:
(1)	Repair credit,
(2)	Seller concession in lieu of repair,
(3)	Closing cost credit and
(4)	Broker concession,

all as show on the Settlement Statement.

For the purpose of comparing the purchase price Sample Characteristic for the Sample Property with Property ID p29-0038, as shown on the Preliminary Data File), the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the purchase price as the difference between the:

(a)	Contract sale price, as shown on the Settlement Statement

and

(b)	Credit, as shown on the G/L Journal Entry.

For the purpose of comparing the purchase price Sample Characteristic for the Sample Property with Property ID p21-0128, as shown on the Preliminary Data File, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Title as the Source Document.

Notes: (continued)

Exhibit 1 to Attachment A

ii.	For the purpose of comparing the lease start date and date of lease expiration Sample Characteristics for Sample Properties with the number of days vacant, as shown on the Preliminary Data File, greater than 0 (each, a “Vacant Sample Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to use “<blank>” for the lease start date and date of lease expiration.

For the purpose of comparing the lease start date and date of lease expiration for each Sample Property that is not a Vacant Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document.

iii.	For the purpose of comparing the actual contractual rent (annual) Sample Characteristic for each Vacant Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use “<blank>” for the actual contractual rent (annual).

For the purpose of comparing the actual contractual rent (annual) Sample Characteristic for each Sample Property that is not a Vacant Sample Property and that has the actual contractual rent (annual) specifically stated on the Lease Agreement, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document.

For the purpose of comparing the actual contractual rent (annual) Sample Characteristic for each Sample Property that is not a Vacant Sample Property and that does not have the actual contractual rent (annual) specifically stated on the Lease Agreement, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the actual contractual rent (annual) by multiplying (a) the monthly actual contractual rent, as shown on the Lease Agreement by (b) 12.

iv.	For the purpose of comparing the section 8 status Sample Characteristic for each Vacant Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use “No” for the section 8 status.

For the purpose of comparing the section 8 status Sample Characteristic for each Sample Property that is not a Vacant Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Property ID	Sample Characteristic	Preliminary Data File Value	Source Document Value

p33-0122	Lease start date	6/15/2015	6/13/2015

p56-0848	Purchase price	$212,250.00	$211,720.00

Exhibit 3 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Data File

Property ID	Sample Characteristic	Preliminary Data File Value	Data File Value

p33-0122	Lease start date	6/15/2015	6/13/2015

p56-0848	Purchase price	$212,250.00	$211,720.00

Exhibit 4 to Attachment A

BPO Characteristics

County
Property address
City
State
Zip code
Metropolitan statistical area (MSA)
Property type
Pool (yes/no)
Cut-off date value
Cut-off date value as-of date
Current valuation type

Exhibit 5 to Attachment A

Additional Sample Characteristics

Additional Sample Characteristic	Additional Source File or Recalculation	Note(s)

Original length of lease (months)	Recalculation	i.
Underwritten annual net cash flow	Recalculation	ii.
Total capital expenditures	Capex Cost Support	iii., iv.
Closing costs	Closing Cost Support	iii., v.
Total cost basis (post-rehab)	Recalculation	vi.
Tenant delinquent	Recalculation	vii.

Notes:

i.	For the purpose of comparing the original length of lease (months) Additional Sample Characteristic for each Property with the number of days vacant, as shown on the Data File, greater than 0 (each, a “Vacant Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to use a value of “0.”

For the purpose of comparing the original length of lease (months) Additional Sample Characteristic for each Property that is not a Vacant Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the original length of lease (months) by:

(a)	Dividing the:

(1)	Difference in number of days (ignoring months and years) between the date of lease expiration and lease start date, both as shown on the Data File, plus 1 by

(2)	Number of total days in the month of the date of lease expiration, as shown on the Data File, and

(b)	Adding the value calculated in (a) above to the number of completed months between the lease start date and date of lease expiration, both as shown on the Data File.

Exhibit 5 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the underwritten annual net cash flow Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the underwritten annual net cash flow by subtracting the:

(a)	Sum of the:

(1)	Underwritten annual vacancy,

(2)	Underwritten annual repairs and maintenance,

(3)	Underwritten annual marketing and leasing costs,

(4)	Underwritten annual turnover costs,

(5)	Underwritten annual pool costs,

(6)	Underwritten annual property management fee,

(7)	Underwritten annual real estate taxes,

(8)	Underwritten annual HOA fees,

(9)	Underwritten annual insurance costs and

(10)	Underwritten annual CapEx reserve,

all as shown on the Data File

from

(b)	Sum of the:

(1)	Underwritten annual rent and

(2)	Underwritten annual other income,

both as show on the Data File.

iii.	For the purpose of comparing the total capital expenditures and closing costs Additional Sample Characteristics for each Property with an acquisition month, day and year before 8 August 2014, as shown on the Data File, the Loan Sponsor, on behalf of the Depositor, instructed us to use “$0.00” for both the total capital expenditures and closing costs.

iv.	For the purpose of comparing the total capital expenditures Additional Sample Characteristic for each Property with an acquisition month, day and year on or after 8 August 2014, as shown on the Data File, the Loan Sponsor, on behalf of the Depositor, instructed us to:

(a)	Use the Capex Cost Support as the Additional Source File and

(b)	Ignore differences of +/- $0.01 or less.

v.	For the purpose of comparing the closing costs Additional Sample Characteristic for each Property with an acquisition month, day and year on or after 8 August 2014, as shown on the Data File, the Loan Sponsor, on behalf of the Depositor, instructed us to:

(a)	Use the Closing Cost Support as the Additional Source File and

(b)	Ignore differences of +/- $0.01 or less.

Exhibit 5 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the total cost basis (post-rehab) Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the total cost basis (post-rehab) as the sum of the:

(a)	Purchase price,

(b)	Hard costs,

(c)	Mixed cost,

(d)	Closing costs and

(e)	Other cost,

all as shown on the Data File.

vii.	For the purpose of comparing the tenant delinquent Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use:

(a)	“No,” if the:

(1)	Actual delinquent amount owed by the tenant is less than $500, as shown on the Data File, or

(2)	Property is a Vacant Property or

(b)	“Yes,” if the:

(1)	Actual delinquent amount owed by the tenant is greater than or equal to $500, as shown on the Data File, and

(2)	Property is not Vacant Property.